Prospectus Supplement

August 31, 2006

Morgan Stanley Institutional Fund, Inc.

Supplement dated
August 31, 2006 to
the Morgan Stanley
Institutional Fund, Inc.
Prospectus dated
April 28, 2006 of:

Emerging Markets Portfolio

International Magnum Portfolio

The disclosure in the section of the Prospectus titled "Fund Management – Portfolio Management – Emerging Markets Portfolio" is hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, a Managing Director of the Adviser, James Cheng, a Managing Director of MSIM Company, and Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of the Adviser.

Mr. Sharma has been associated with the Adviser in an investment management capacity since October 1996 and has been a member of the team managing the Portfolio since April 2002. Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing the Portfolio since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since February 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since September 1997. Mr. Piper has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since December 2002. Prior to joining the Adviser, Mr. Piper was a portfolio manager at Deltec Asset Management. Ms. Piedrahita has been associated with the Adviser in an investment management capacity and has been a member of the team managing the Portfolio since January 2002. Prior to joining the Adviser, Ms. Piedrahita was an equity analyst at Fidelity Investments.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

The disclosure in the section of the Prospectus titled "Fund Management – Portfolio Management – International Magnum Portfolio" is hereby deleted and replaced with the following:

The Portfolio's assets are managed within the International Magnum team and the individual Investment Teams. The teams consist of portfolio managers and analysts. Francine J. Bovich, a Managing Director of the Adviser, is the member of the International Magnum team who is primarily responsible for the day-to-day management of the Portfolio. Ms. Bovich has been associated with the Adviser in an investment management capacity since April 1993 and has been a member of the team managing the Portfolio since February 1996.

Members of the Investment Teams primarily responsible for individual security selection for the Portfolio include Johannes B. van den Berg, a Managing Director of the Adviser, and David Sugimoto, an Executive Director of the Adviser, Kunihiko Sugio, an Executive Director of MSAITM, James Cheng, a Managing Director of MSIM Company, and Felicity Smith, an Executive Director of MSIM Limited.

Prospectus Supplement

August 31, 2006

Mr. van den Berg has been associated with the Adviser in an investment management capacity since July 2005 and has been a member of the team managing the Portfolio since February 2006. Prior to joining the Adviser, Mr. van den Berg was Head of International Equities at 1838 Advisors. Mr. Sugimoto has been associated with the Adviser in an investment management capacity since July 2005 and has been a member of the team managing the Portfolio since February 2006. Prior to joining the Adviser, Mr. Sugimoto was a Director and portfolio manager at 1838 Advisors. Mr. Sugio has been associated with MSAITM since December 1993 and has been a member of the team managing the Portfolio since February 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing the Portfolio since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Ms. Smith has been associated with MSIM Limited in an investment management capacity since April 2001 and has been managing the Portfolio since July 2002.

Please retain this supplement for future reference.

MSIGLINTSPT 8/06